Restructuring Charges - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012 Employees
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ 44	$ 27
Total restructuring liabilities	40	117	170
Restructuring liabilities - current	37	103
Restructuring liabilities - non current	3	14
Releases	16	21
Leased Office Buildings Contracts [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges		16
Individual Cases [Member]
Restructuring Cost and Reserve [Line Items]
Workforce reduction accrual amount	16
Nijmegen [Member] | Personnel Lay-Off Costs [Member]
Restructuring Cost and Reserve [Line Items]
Workforce reduction accrual amount	7
Restructuring charges	16
Hamburg [Member] | Personnel Lay-Off Costs [Member]
Restructuring Cost and Reserve [Line Items]
Workforce reduction accrual amount	5
Restructuring charges	5
OPEX Reduction Program [Member]
Restructuring Cost and Reserve [Line Items]
Workforce reduction accrual amount	12
Restructuring charges			90
Number of employees related to world wide work force			650
Total restructuring liabilities			90
Restructuring liabilities - current			64
Restructuring liabilities - non current			26
OPEX Reduction Program [Member] | Scenario, Forecast [Member]
Restructuring Cost and Reserve [Line Items]
Reduction Program expected completion date	Sep. 30, 2015
Closure ICN 4 and ICN 6 [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges		8
Closure Of Product Line [Member] | Hamburg [Member] | Personnel Lay-Off Costs [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges	4
Transfer Of Research And Development Activities [Member] | Nijmegen [Member] | Personnel Lay-Off Costs [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges	4
Cost of Goods Sold [Member] | OPEX Reduction Program [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges			17
Selling, General and Administrative [Member] | OPEX Reduction Program [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges			52
Research and Development [Member] | OPEX Reduction Program [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges			$ 21